Supplement dated December 24, 2008

to the Statements of Additional Information

(Class A, B, C, F, I, P, R2, R3, and VC Shares)

LORD ABBETT AFFILIATED FUND

LORD ABBETT BLEND TRUST

Lord Abbett Small Cap Blend Fund

LORD ABBETT BOND DEBENTURE FUND

LORD ABBETT DEVELOPING GROWTH FUND

LORD ABBETT GLOBAL FUND

Lord Abbett Developing Local Markets Fund

Lord Abbett Global Allocation Fund

LORD ABBETT INVESTMENT TRUST

Lord Abbett Convertible Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

Lord Abbett Strategic Allocation Funds

– Balanced Strategy Fund

– Diversified Equity Strategy Fund

– Diversified Income Strategy Fund

– Growth & Income Strategy Fund

LORD ABBETT LARGE CAP GROWTH FUND

LORD ABBETT MID CAP VALUE FUND

LORD ABBETT MUNICIPAL INCOME FUND

Lord Abbett National Tax Free Fund

Lord Abbett California Tax Free Fund

Lord Abbett Connecticut Tax Free Fund

Lord Abbett Hawaii Tax Free Fund

Lord Abbett Missouri Tax Free Fund

Lord Abbett New Jersey Tax Free Fund

Lord Abbett New York Tax Free Fund

LORD ABBETT MUNICIPAL INCOME TRUST

Lord Abbett Georgia Tax Free Trust

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett Pennsylvania Tax Free Trust

Lord Abbett Short Duration Tax Free Fund

LORD ABBETT RESEARCH FUND

Lord Abbett America’s Value Fund

Lord Abbett Growth Opportunities Fund

Lord Abbett Large Cap Core Fund

Lord Abbett Small Cap Value Fund

LORD ABBETT SECURITIES TRUST

Lord Abbett All Value Fund

Lord Abbett Strategic Allocation Fund

– Alpha Strategy Fund

Lord Abbett International Core Equity Fund

Lord Abbett International Dividend Income Fund

Lord Abbett International Opportunities Fund

Lord Abbett Large Cap Value Fund

Lord Abbett Micro Cap Growth Fund

Lord Abbett Micro Cap Value Fund

Lord Abbett Value Opportunities Fund

LORD ABBETT SERIES FUND

All Value Portfolio

America’s Value Portfolio

Bond Debenture Portfolio

Growth and Income Portfolio

Growth Opportunities Portfolio

International Portfolio

Large Cap Core Portfolio

Mid Cap Value Portfolio

The “Brokerage Allocations and Other Practices” section of the Statement of Additional Information for each Fund is replaced with the following.

Portfolio Transactions and Brokerage Allocations

Investment and Brokerage Discretion.  The Fund’s Management Agreement authorizes Lord Abbett to place orders for the purchase and sale of portfolio securities.  In doing so, Lord Abbett seeks to obtain “best execution” on all portfolio transactions.  This means that Lord Abbett seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions, and taking into account the full range and quality of the broker-dealers’ services.  To the extent consistent with obtaining best execution, the Fund may pay a higher commission than some broker-dealers might charge on the same transaction.  Lord Abbett is not obligated to obtain the lowest commission rate available for a portfolio transaction exclusive of price, service and qualitative considerations.

Selection of Brokers and Dealers.  The policy on best execution governs the selection of broker-dealers and selection of the market and/or trading venue in which to execute the transaction.  Normally, traders who are employees of Lord Abbett make the selection of broker-dealers.  These traders are responsible for seeking best execution.  They also conduct trading for the accounts of other Lord Abbett investment management clients, including investment companies, institutions and individuals.  To the extent permitted by law, the Fund, if Lord Abbett considers it advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund or client without the intervention of any broker-dealer.

Fixed Income Securities.  To the extent the Fund purchases or sells fixed-income securities, the Fund generally will deal directly with the issuer or through a primary market-maker acting as principal on a net basis.  When dealing with a broker-dealer serving as a primary market-maker, the Fund pays no brokerage commission but the price, which reflects the spread between the bid and ask prices of the security, usually includes undisclosed compensation and may involve the designation of selling concessions.  The Fund may also purchase fixed-income securities from underwriters at prices that include underwriting fees.

Equity Securities.  Transactions on stock exchanges involve the payment of brokerage commissions.  In transactions on stock exchanges in the U.S., these commissions are negotiated.  Traditionally, commission rates have not been negotiated on stock markets outside the U.S.  While an increasing number of overseas stock markets have adopted a system of negotiated rates or ranges of rates, however, a small number of markets continue to be subject to a non-negotiable schedule of minimum commission rates.  To the extent the Fund invests in equity securities, it ordinarily will purchase such securities in their primary trading markets, whether such securities are traded over-the-counter or listed on a stock exchange, and purchase listed securities in the over-the-counter market if such market is deemed the primary market.  The Fund may purchase newly issued securities from underwriters and the price of such transaction usually will include a concession paid to the underwriter by the issuer.  When purchasing from dealers serving as market makers, the purchase price paid by the Fund may include the spread between the bid and ask prices of the security.

Evaluating the Reasonableness of Brokerage Commissions Paid.  The Fund pays a commission rate that Lord Abbett believes is appropriate under the circumstances.  While Lord Abbett seeks to pay competitive commission rates, the Fund will not necessarily be paying the lowest possible commissions on particular trades if Lord Abbett believes that the Fund has obtained best execution and the commission rates paid by the Fund are reasonable in relation to the value of the services received.  Such services include, but are not limited to, showing the Fund trading opportunities, a willingness and ability to take principal positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, providing and/or facilitating Lord Abbett’s use of proprietary and third party research, confidential treatment, promptness and reliability.  Lord Abbett may view the value of these services in terms of either a particular transaction or multiple transactions on behalf of one or more accounts that it manages.

On a continuing basis, Lord Abbett seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of the Fund and its other clients.  In evaluating the reasonableness of commission rates, Lord Abbett may consider any or all of the following: (a) rates quoted by broker-dealers; (b) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (c) the complexity of a particular transaction in terms of both execution and settlement; (d) the level and type of business done with a particular firm over a period of time; (e) the extent to which the broker-dealer has capital at risk in the transaction; (f) historical commission rates; (g) the value of any research products and services that may be made available to Lord Abbett based on its placement of transactions with the broker-dealer; and (h) rates paid by other institutional investors based on available public information.

Research Products and Services.  The federal securities laws permit an investment adviser, under certain circumstances, to cause the accounts it manages to pay a broker-dealer a commission for effecting a transaction that exceeds the amount another broker-dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker-dealer.  For this purpose, brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody).

Brokerage and research services may be supplied to Lord Abbett by the executing broker-dealer or by a third party at the direction of the broker-dealer through which portfolio transaction orders are placed.  Research services may be provided by the executing broker-dealer to Lord Abbett in written form or through direct contact with individuals, including telephone contacts and meetings with securities analysts, economists, portfolio company management representatives and industry spokespersons and may include information on the economy, securities markets and other types of information that assist in the evaluation of investments.  Examples of research-oriented services for which Lord Abbett might pay with Fund commissions include research reports and other information on the economy, industries, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.

Lord Abbett does not attempt to allocate to any particular client account the relative costs or benefits of brokerage and research services received from a broker-dealer.  Rather, Lord Abbett believes that any brokerage and research services received from a broker-dealer are, in the aggregate, of assistance to Lord Abbett in fulfilling its overall responsibilities to its clients.  Accordingly, Lord Abbett may use brokerage and research services received from broker-dealers in servicing all of its accounts, and not all of such services will necessarily be used by Lord Abbett in connection with its management of the Fund.  Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with its management of the Fund, and not all of such services will necessarily be used by Lord Abbett in connection with its advisory services to such other accounts.

Lord Abbett believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.  Receipt of independent investment research allows Lord Abbett to supplement its own internal research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms.  Lord Abbett subjects all outside research material and information received to its own internal analysis before incorporating such content into its investment process.  As a practical matter, Lord Abbett considers independent investment research services to be supplemental to its own research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce its own research efforts.  Any investment advisory or other fees paid by the Fund to Lord Abbett are not reduced as a result of Lord Abbett’s receipt of research services.  It is unlikely that Lord Abbett would attempt to generate all of the information presently provided by broker-dealers and third party research services in part because there would no longer be an independent, supplemental viewpoint.  Also the expenses of Lord Abbett would be increased substantially if it attempted to generate such additional information through its own staff or if it paid for these products or services itself.  To the extent that research services of value are provided by or through such broker-dealers, Lord Abbett will not have to pay for such services itself.  These circumstances give rise to potential conflicts of interest, which Lord Abbett manages by following internal procedures designed to ensure that the value, type and quality of any products or services it receives from broker-dealers are permissible under the federal securities laws, including relevant regulatory interpretations thereof.

Certain of the brokerage and research services Lord Abbett receives are proprietary to the broker-dealer supplying them and provided in connection with a particular transaction or furnished by broker-dealers on their own initiative and may not have an explicit cost associated with such product or service.  In addition, Lord Abbett may purchase proprietary broker-dealer research or third party research with its own resources.

Mixed-Use Products and Services.  In some cases, Lord Abbett may receive a product or service from a broker-dealer that has both a “research” and a “non-research” use.  When this occurs, Lord Abbett makes a good faith allocation between the research and non-research uses of the product or service.  The percentage of the product or service Lord Abbett uses for research purposes may be paid for with client commissions, while Lord Abbett will use its own funds to pay for the percentage of the product or service that it uses for non-research purposes.  In making this good faith allocation, Lord Abbett faces a potential conflict of interest, but Lord Abbett believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such products or services to their research and non-research uses.

Allocation of Brokerage Commissions.  Lord Abbett periodically assesses the contributions of the equity brokerage and research services provided by broker-dealers and creates a ranking of broker-dealers reflecting these assessments.  Portfolio managers and research analysts each evaluate the services they receive from broker-dealers and make judgments as to the value and quality of such services.  These assessments may affect the extent to which Lord Abbett trades with a broker-dealer, although the actual amount of transactions placed with a particular broker-dealer may not directly reflect its ranking in the voting process.  Lord Abbett periodically monitors the allocation of equity trading among broker-dealers.

Lord Abbett may select broker-dealers that provide brokerage and research products and services in order to ensure the continued receipt of such products and services which Lord Abbett believes are useful in its investment decision-making process.  Further, Lord Abbett may have an incentive to execute trades through certain of such broker-dealers with which it has negotiated more favorable arrangements for Lord Abbett to receive research or other services.  In order to manage these conflicts of interest, Lord Abbett has adopted internal procedures that are designed to ensure that its primary objective in the selection of a broker-dealer is to seek best execution for the portfolio transaction.

Lord Abbett’s arrangements for research or brokerage services do not involve any commitment by Lord Abbett or the Fund regarding the allocation of brokerage business to or among any particular broker-dealer.  Rather, Lord Abbett executes portfolio transactions only when they are dictated by investment decisions to purchase or sell portfolio securities.  The Fund is prohibited from compensating a broker-dealer for promoting or selling Fund shares by directing the Fund’s portfolio transactions to the broker-dealer or directing any other remuneration to the broker-dealer, including commissions, mark-ups, mark downs or other fees, resulting from the Fund’s portfolio transactions executed by a different broker-dealer. The Fund is permitted to effect portfolio transactions through broker-dealers that also sell shares of the Lord Abbett

Funds, provided that Lord Abbett does not consider sales of shares of the Lord Abbett funds as a factor in the selection of broker-dealers to execute portfolio transactions. Thus, whether a particular broker-dealer sells shares of the Lord Abbett Funds is not a factor considered by Lord Abbett when selecting broker-dealers for portfolio transactions and any such sales neither qualifies nor disqualifies the broker-dealer from executing portfolio transactions for the Fund.

Lord Abbett normally seeks to combine or “batch” purchases or sales of a particular security placed at or about the same time for similarly situated accounts, including the Fund, to facilitate “best execution” and to reduce other transaction costs, if relevant.  All accounts included in a batched transaction through a broker-dealer that provides Lord Abbett with research or other services pay the same commission rate, regardless of whether one or more accounts has prohibited Lord Abbett from receiving any credit toward such services from its commissions.  Each account that participates in a particular batched order, including the Fund, will do so at the average share price for all transactions related to that order.

Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating accounts in proportion to the size of the order placed for each account (i.e., pro-rata).  Lord Abbett, however, may increase or decrease the amount of securities allocated to one or more accounts if necessary to avoid holding odd-lot or small numbers of shares in a client account.  In addition, if Lord Abbett is unable to execute fully a batched transaction and determines that it would be impractical to allocate a small number of securities on a pro-rata basis among the participating accounts, Lord Abbett allocates the securities in a manner it determines to be fair to all accounts over time.  Lord Abbett also may not use a pro-rata allocation approach when making initial investments for newly established accounts for the purpose of seeking to fully invest such accounts as promptly as possible.

At times, Lord Abbett is not able to batch purchases and sales for all accounts or products it is managing, such as when an individually-managed account client directs it to use a particular broker-dealer for a trade (sometimes referred to as “directed accounts”), or when Lord Abbett is placing transactions for separately managed account programs (sometimes referred to as “wrap” or “SMA programs”).  In addition, some broker-dealers who have negotiated an arrangement with Lord Abbett for the provision of brokerage and research services may offer a lower commission rate for client accounts not participating in such arrangement (“non-participating accounts”).  It is Lord Abbett’s policy, however, to seek to include non-participating accounts in batched trades, as Lord Abbett believes these non-participating accounts would receive overall better execution notwithstanding the fact that the non-participating account may be able to pay a lower commission rate if it were not included in the batched trade.

When it does not batch purchases and sales, Lord Abbett usually uses a rotation process for placing equity transactions on behalf of the different groups of accounts or products with respect to which transactions are communicated to the trading desk or placed at or about the same time.  When transactions for all accounts using a particular investment strategy are communicated to the trading desk at or about the same time, Lord Abbett generally will place trades first for transactions on behalf of the Lord Abbett funds and non-directed individually-managed institutional accounts, second for SMA programs, by program, and finally for directed accounts.  However, Lord Abbett may determine in its sole discretion to place transactions for one group of accounts (e.g., directed accounts or SMA programs) before or after the remaining accounts based on a variety of factors, including size of overall trade, the broker-dealer’s commitment of capital, liquidity or other conditions of the market and confidentiality.  In some cases, however, Lord Abbett’s batching, allocation and rotation procedures may have an adverse effect on the size of the position purchased for or sold by a particular account or the price paid or received by certain accounts.  Lord Abbett’s trading practices are intended to avoid systematically favoring one product or group of accounts over another and to provide fair and equitable treatment over time for all products and clients.